Equity Transaction with Non-controlling Interests	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Equity Transaction with Non-controlling Interests
31.	EQUITY TRANSACTION WITH NON-CONTROLLING INTERESTS

a.	USISH
In September 2021 and 2022, USISH repurchased its own 16,042 thousand and 9,356 thousand outstanding ordinary shares, respectively, and made the Group’s shareholdings of USISH increased. The transaction was accounted for as an equity transaction since the transaction did not change the Group’s control over USISH and, as a result, the Group’s capital surplus was then decreased by

NT$11,277 thousand and NT$8,963 thousand (US$292 thousand), respectively, and retained earnings was then decreased by NT$436,927 thousand and NT$211,184 thousand (US$6,872 thousand), respectively.

b.	USIPL
In May 2020, the board of directors of Universal Global Electronics Co., Ltd. resolved to acquire 40% shareholdings of USIPL from Chung Hong Electronics (Suzhou) Co., Ltd. at RMB24,500 thousand. The aforementioned transaction resulted the Group’s shareholdings in USIPL to increase from 60% to 100%, and such transactions were accounted for as an equity transaction since the Group did not cease to have control over USIPL. The Group recognized a decrease in capital surplus by NT$13,502 thousand in the second quarter of 2020.

c.	USIE
In September 2020, the shareholders’ meeting of USIE resolved to repurchase its own 10,308 thousand outstanding ordinary shares at US$
19.47
per share, and made the Group’s shareholdings of USIE increased from
 95.00% to 99.62%.
The transaction was accounted for as an equity transaction since the transaction did not change the Group’s control over USIE and, then, capital surplus and retained earnings were decreased by
NT$780,533 thousand and NT$2,760,175 thousand, respectively, in the third quarter of 2020. In September 2020, the board of directors of USIE resolved September 15, 2020 was the record date for capital reduction and then the repurchased ordinary shares were subsequently cancelled.
In December 2021, the shareholders’ meeting of USIE resolved to repurchase its own 9,137 thousand outstanding ordinary shares at US$
17.20
per share, and
 made the Group’s shareholdings of USIE increased from 95.85% to 100.00%.
The transaction was accounted for as an equity transaction since the transaction did not change the Group’s control over USIE and, then, capital surplus and retained earnings were decreased by
NT$47,171 thousand and NT$2,093,787 thousand, respectively, in the fourth quarter of 2021. In December 2021, the board of directors of USIE resolved that December 22, 2021 was the record date for capital reduction and the repurchased ordinary shares were subsequently cancelled.